Chief Executive Officer Transition (Detail) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 03, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase common shares (in shares)				2,815,900		1,405,054
Option term				4 years 8 months 12 days		5 years 8 months 12 days
Exercise price (in usd per share)		$ 7.34		$ 7.34		$ 7.94
Severance Costs		$ 2,395,000	$ 0	$ 2,395,000	$ 0
Stock-based compensation expense		$ (119,000)		$ (357,000)
Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Severance Costs						$ 525,000
Stock-based compensation expense						$ 674,000
Inducement Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase common shares (in shares)				1,699,636
Share-based Compensation Award, Tranche One | Inducement Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				25.00%
Subsequent Event | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Base salary	$ 540,000
Cash signing bonus	$ 330,000
Percent of base salary eligible for cash bonus annually	50.00%
Subsequent Event | Inducement Plan | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase common shares (in shares)	1,588,832
Option term	10 years
Exercise price (in usd per share)	$ 6.30
Vesting period	4 years
Subsequent Event | Share-based Compensation Award, Tranche One | Inducement Plan | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%